Financial Risk Management - Net Monetary Position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of nature and extent of risks arising from financial instruments
Percentage of reasonably possible increase in risk assumption			10.00%	10.00%	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption			10.00%	10.00%	10.00%	10.00%
Hypothetical foreign exchange gain	$ 6,345,797	$ 5,705,342
Euros
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary assets			$ 17.7		$ 24.5
U.S. dollar equivalent monetary liabilities			(1.4)		(2.0)
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary assets			785.1		1,125.1
U.S. dollar equivalent monetary liabilities			(5,180.8)		(5,115.9)
Net liability position			(4,395.7)		(3,990.8)
Long-term debt designated as a hedging instrument of the Group's investments in UH II, UHI and the investment in Open-Ended Fund
Disclosure of nature and extent of risks arising from financial instruments
U.S. dollar equivalent monetary liabilities			$ (1,300.6)	$ (26,666,715)	$ (1,130.9)	$ (22,559,983)